Northern Lights Fund Trust

Chadwick & D’Amato Fund

Incorporated herein by reference is the definitive version of the supplement for Chadwick & D’Amato Fund, filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on September 9, 2013 (SEC Accession No. 0000910472-13-003777).